Provision for Tax, Civil and Labor Risks	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Provision for Tax, Civil and Labor Risks

20.	Provision for Tax, Civil and Labor Risks

The Company and its subsidiaries are involved in certain legal matters arising in the normal course of business, which include tax, social security, labor, civil and other processes.

Company’s Management believes that, based on the elements existing at the base date of these interim financial information, the provision for tax, social security, labor, civil and other risks, is sufficient to cover eventual losses with administrative and legal proceedings, as set forth below.

The roll-forward of the provisions for tax, social security, labor, civil and other risks, classified as with probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil and other		Contingent liabilities (1)		Total
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Beginning balance	321,995	399,675	435,929	526,710	352,414	358,304	92,832	130,848	1,203,170	1,415,537
Additions	1,160,051	100,454	325,086	359,512	53,061	55,734	-	-	1,538,198	515,700
Reversals	(126,200)	(66,405)	(163,016)	(240,152)	(42,922)	(48,480)	(8,111)	(38,016)	(340,249)	(393,053)
Payments	(99,408)	(164,104)	(232,264)	(270,771)	(25,425)	(43,045)	-	-	(357,097)	(477,920)
Interest	83,228	52,426	70,376	62,135	34,169	30,128	-	-	187,773	144,689
Exchange rate variation	-	(51)	311	(1,505)	8	(227)	-	-	319	(1,783)
Ending balance	1,339,666	321,995	436,422	435,929	371,305	352,414	84,721	92,832	2,232,114	1,203,170

Current									692,650	720,187
Non-current									1,539,464	482,983
(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia, Hercosul and Mogiana.

20.1	Contingencies with probable losses

20.1.1 Tax

The tax contingencies classified as probable losses relate to the following main legal proceedings:

ICMS: The Company is involved in administrative and judicial disputes related to the ICMS tax on the acquisition of goods for consumption and fixed assets, presumed credit, credit on electrical energy consumed in distribution center, lack of proof of export within the legal deadline, defeat, tax substitution, isolated fines, rate increase and others, in the amount of R$73,763 (R$87,661 as of December 31, 2023).

PIS and COFINS: The Company is involved in administrative and judicial disputes related to the use of certain tax credits arising from the acquisition of supplies to offset federal taxes payable, in the amount of R$128,681 (131,271 as of December 31, 2023).

IRPJ/CSLL: The Company is discussing in court the full offsetting of tax benefits and negative CSLL calculation bases from the 2012 calendar year, in the amount of R$977,277, which includes fines, interest and legal charges.

Other tax contingencies: The Company has other provisions for tax claims related to the payment of social security contribution, INCRA, debts included in the government regularization program (REFIS) with deposits awaiting consolidation and conversion into payment, differences in supplementary fiscal obligations, disputes related to presumed IPI credit, revenue omission - IRPJ estimate, import taxes, IOF and others, in the amount of R$159,945 (R$103,063 as of December 31, 2023).

20.1.1	Labor

The Company is defendant in several labor claims either filed by individuals or by the Public Prosecutors Office, mainly related to overtime, thermal rest, unhealthy environment, occupational accidents, among others. None of these claims is individually significant. The Company recorded a provision based on history of payments, statistical models and on prognosis of loss.

20.1.2	Civil and others

Civil and other (environmental, administrative, regulatory, real estate, etc.) contingencies are mainly related to litigations containing allegations of contractual breaches and noncompliance of legal obligations of several natures as disputes arising from contracts in general, intellectual property disputes, regulatory issues, environmental and real state, consumer relations, among others. The claims are mostly for compensation of losses and damages, application of penalties and compliance with obligations to do or not to do.

20.2	Contingencies with possible losses

The Company is involved in contingencies for which losses are possible, in accordance with the assessment prepared by Management with support from legal advisors. On December 31, 2024, the total amount of contingencies classified as possible was R$22,388,927 (R$18,627,512 as of December 31, 2023), of which solely the ones arising from the business combination with Sadia, Hercosul and Mogiana are provisioned, measured by the estimated fair value at the business combination date: R$84,721 (R$92,832 as of December 31, 2023). The remaining possible contingencies are presented below.

20.2.1   Tax

The tax contingencies for which losses have been assessed as possible amounted to R$19,881,466 as of December 31, 2024 (R$16,082,532 as of December 31, 2023). The most relevant cases are set forth below

PIS and COFINS: The Company discusses alleged differences charged under PIS/COFINS on: (i) sales of seasoned meats, pasta and pies; (ii) presumed ICMS credits; (iii) extemporaneous adjustments to the reduction in the calculation base relating to the ICMS subsidy and additional ICMS; (iv) disallowances of extemporaneous credits on marketing, rebates, commercial representation, employee benefits, food vouchers, medical assistance, transport vouchers, vaccines, medicines, fixed assets, wood shavings, fuels and lubricants, disinfectants and cleaning products; and (v) disallowances of ordinary credits on freight in the transfer of finished products, cross docking, port expenses, maintenance materials, exempt inputs, suspended inputs, presumed credits from agro-industrial activities and disallowances on other goods and services due to the RFB's restriction of the concept of inputs, totaling R$12,863,154 (R$8,740,838 on December 31, 2023).

ICMS: The Company is involved in disputes processes totaling R$4,440,884 (R$4,042,445 as of December 31, 2023) related to: (i) non-acceptance of ICMS credits in interstate sales from states that unilaterally granted fiscal benefits without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal” in the amount of R$14,541 (R$17.464 as of December 31, 2023); (ii) lack of evidence of exports in the amount of R$84,305 (R$67,766 as of December 31, 2023); (iii) infraction notices from State of Rio de Janeiro, for the period from 2014 to 2018, related to the supposed non-compliance of Agreement Terms (“TARE”) regarding tax benefits, in the amount of R$698,006 (R$680,058 as of December 31, 2023); (iv) Public Civil Action in Rio de Janeiro due do the use of tax benefits, in the amount of R$330,417 (R$306,060 as of December 31, 2023); (v) R$3,313,615 (R$2,760,221 on December 31, 2023) related to other claims, highlighting the debts related to (a) supposed differences in tax substitution in the amount of R$549,890; (b) disallowance of presumed ICMS credit arising from tax benefit provided for in PRODEPE due to alleged non-compliance with ancillary obligations in the amount of R$371,369; (c) disallowance of presumed credit on transfers as the Tax Authorities understand that the PRODEIC benefit only applies to sales transactions in the amount of R$260,924; (d) disallowance of ICMS credit on entries for transfer of goods intended for commercialization on the grounds that the calculation basis used would have been higher than the production cost defined in complementary law 87/96 (art. 13, § 4) in the amount of R$238,801 and (e) disallowance of ICMS credit on intermediate materials that the Tax Authorities classified as use and consumption in the amount of R$ 315,880; and (f) disallowance of presumed ICMS credit supposedly above the limit set out in Santa Catarina legislation in the amount of R$315,559.

IRPJ/CSLL: The Company is involved in administrative and judicial disputes related to refunds and compensation of negative income tax and social contribution balances, including because of the recognition of a court decision relating to the Plan. Contingencies relating to these taxes total R$390,435 (R$1,468,810 as of December 31, 2023).

Profits earned abroad: The Company was assessed by the Brazilian Federal Revenue for alleged underpayment of income tax and social contribution on profits earned by its subsidiaries located abroad, in a total amount of R$974,964 (R$837,060 as of December 31, 2023). The Company’s legal defense is based on the facts that the subsidiaries located abroad are subject exclusively to the full taxation in the countries in which they are based because of the treaties signed to avoid double taxation.

IPI: The Company disputes administratively and judicially the denial of compensation of presumed IPI credits resulting from purchases of duty-free goods and secondary items. Such discussed cases totaled the amount of R$155,766 (R$168,212 as of December 31, 2023).

Social security taxes: The Company disputes cases related to the charges of social security on payroll, employees profit sharing, GILRAT additional for special retirement financing, SAT/RAT, as well as other cases, in a total amount of R$730,647 (R$671,699 as of December 31, 2023).

Other contingencies: The Company disputes cases related to the isolated fine for alleged non-compliance with ancillary obligations, customs fine on importation, alleged lack of proof of drawback, disallowance of reinstatement credit, and alleged differences in property tax, fees and services tax totaling R$176,783 (R$153,469 as of December 31, 2023). The Company's subsidiaries have various other tax contingencies totaling R$148,354.

20.2.2	Labor

On December 31, 2024, the labor contingencies assessed as possible loss totaled R$331,877 (R$304,133 as of December 31, 2023).

20.2.3	Civil and others

Civil and other contingencies (of an environmental, administrative, regulatory, real estate nature, etc.) with possible losses total R$2,175,584 (R$2,240,847 as on December 31, 2023) and are mostly disputes arising from allegations of breach of contract and allegations of non-compliance with legal obligations of various kinds, such as disputes arising from contracts in general, controversies relating to intellectual property, administrative and regulatory issues, environmental, real estate, consumer relations, among other topics. They mainly discuss claims for damages, penalties and obligations to do or not to do.

Accounting policy:

The provisions are recognized when the Company has: i) a present obligation, formalized or not, because of a past event, ii) the outflow of resources to settle the obligation is likely to occur and iii) a reliable estimate can be made.

The Company is involved in several legal and administrative procedures, mainly in Brazil. Assessments of the likelihood of loss in these lawsuits include an analysis of the available evidence, the hierarchy of laws, the available jurisprudence, the most recent court decisions and their relevance in the legal system, as well as the assessment of outside lawyers. Provisions are reviewed and adjusted to reflect changes in circumstances, such as the applicable limitation period, conclusions of tax inspections or additional exposures identified based on new matters or court decisions. Furthermore, provisions are monetarily adjusted against financial income (expenses), net, except in situations where the characteristics and risks are similar, where the complementary amounts of interest and charges follow the classification of the principal amount in aggregate. In cases where there are a large number of lawsuits and the amounts are not individually relevant, the Company uses historical studies to determine the probability and amounts of losses.

Contingent liabilities from business combinations are recognized if they arise from a present obligation that arose from past events and if their fair value can be measured reliably. The initial measurement is done by the fair value and subsequent measurements by the higher value between: the fair value on its acquisition date; and the amount by which the provision would be recognized.